Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 21, 2023
Xtrackers Risk Managed USD High Yield Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers Risk Managed USD High Yield Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 22, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.During the most recent fiscal year, the fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	1“Acquired Fund Fees and Expenses” reflect the fund’s pro rata share of the fees and expenses incurred by investing primarily in Xtrackers USD High Yield Corporate Bond ETF and any other exchange-traded funds (“ETFs”) advised by DBX Advisors LLC (“DBX”) or money market mutual funds advised by DWS Investment Management Americas, Inc., an affiliate of DBX (each, an “Underlying Fund,” and collectively, the “Underlying Funds”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the fund. Acquired Fund Fees and Expenses are not used to calculate the fund’s net asset value (“NAV”) per share.To the extent the fund invests in the shares of an affiliated fund, the Advisor has contractually agreed until December 22, 2026 to waive fees and/or reimburse the fund’s expenses to limit the fund’s current operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) by an amount equal to the acquired fund’s fees and expenses attributable to the fund’s investments in affiliated funds. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including three years of capped expenses in each period) remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.The Underlying Index uses a rules-based allocation mechanism to allocate between either 100% exposure to the Solactive USD High Yield Corporates Total Market Index (“High Yield Bond Position”) or 100% exposure to the Solactive Fed Funds Effective Rate Total Return Index (“Cash Position”), based on quantitative market risk signals derived from the following two measurements of price changes in the market: Cboe Volatility Index (“VIX”) and the Moving Average Convergence Divergence (“MACD”). The Underlying Index aims to allocate to the High Yield Bond Position when the quantitative market risk signals indicate that market risk is relatively low and allocate to the Cash Position when one or both of the quantitative market risk signals indicate that market risk is relatively high.The High Yield Bond Position, as represented by the Solactive USD High Yield Corporates Total Market Index, is designed to track the performance of a basket of US dollar-denominated high yield liquid corporate bonds. Currently, the bonds eligible for inclusion in the Solactive USD High Yield Corporates Total Market Index include US dollar-denominated high yield corporate bonds that: (i) are issued by companies with a country of risk classified as developed markets by Solactive; (ii) have a composite rating calculated from available ratings among three rating agencies: Moody’s® Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”) and Standard & Poor’s® Financial Services, LLC (“S&P”) as sub-investment grade; (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date at most 15 years; and (vi) have at least one year to maturity (or at least 20 months to maturity for bonds newly added to the index). In addition, the Solactive USD High Yield Corporates Total Market Index may include a substantial number of bonds offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Under normal circumstances, the Solactive USD High Yield Corporates Total Market Index is reconstituted and rebalanced on a monthly basis. The Cash Position, as represented by the Solactive Fed Funds Effective Rate Total Return Index, is comprised of a USD cash component accruing interest on a daily basis.Quantitative Market Risk Signals. The Underlying Index uses two quantitative signals calculated daily by Solactive AG (“Solactive” or “Calculation Agent”) to determine if the Underlying Index will be allocated to the High Yield Bond Position or the Cash Position.The VIX is a benchmark index designed to measure the 30-day expected volatility of the US stock market. If the VIX is elevated relative to its historic levels, such that the VIX has a “z-score” (a measure of how many standard deviations above or below the mean a data point is) of 2 or greater (meaning that the VIX is two or more standard deviations above its historic mean, as calculated since 12/29/2006), it will signal an exit vote.The MACD is a momentum indicator which shows the relationship between long-term and short-term trends in security prices. To measure this, the MACD looks at the 26-day and 12-day average price of securities with greater weight given to more recent data. If security prices are falling more rapidly in the short-term as compared to the longer-term trend (measured against the MACD’s historic mean, as calculated since 12/29/2006), it will signal an exit vote.Allocating to the Cash Position and High Yield Bond Position. If the Underlying Index is allocated to the High Yield Bond Position, it will remain there until one or both of the exit votes described above is signaled. If an exit vote is signaled from either the VIX or MACD, the Underlying Index will allocate to the Cash Position.If the Underlying Index is allocated to the Cash Position, it will re-allocate to the High Yield Position only when both exit votes are no longer signaled.Once an allocation decision has been made, the new weighting becomes effective on the fourth trading day after the decision and will be changed on a pro rata basis by 50% on the first day of rebalancing and by the remaining 50% on the next business day. After changing its allocation position, the Underlying Index must remain in the same allocation for at least ten (10) trading days before it can change its allocation again.The Fund’s Investment Strategy. The fund will invest at least 80% of its total assets in the securities and other instruments of the Underlying Index, or in investments that have economic characteristics that are substantially identical to that of the component securities and instruments.The Advisor expects to obtain exposure to the High Yield Bond Position primarily by investing in Xtrackers USD High Yield Corporate Bond ETF (HYLB). HYLB seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index. HYLB will invest at least 80% of its total assets (but typically far more) in instruments that comprise the Solactive USD High Yield Corporates Total Market Index, which include high yield liquid US dollar-denominated corporate bonds issued by domestic and foreign issuers, and may include a substantial number of bonds offered pursuant to Rule 144A under the 1933 Act. The fund may also invest in Xtrackers High Beta High Yield Bond ETF (HYUP) and Xtrackers Low Beta High Yield Bond ETF (HYDW). HYUP and HYDW each invest in the same investable universe as HYLB but focus on segments of the high yield bond market exhibiting higher and lower beta, respectively (beta is a measure of a security’s price sensitivity to overall market movements). Each of HYLB, HYUP and HYDW are affiliated exchange traded funds managed by the Advisor (“Underlying ETFs”).Each Underlying ETF uses a representative sampling indexing strategy in seeking to track its respective underlying index, meaning each Underlying ETF generally will invest in a sample of securities in its underlying index whose risk, return and other characteristics resemble the risk, return and other characteristics of the underlying index as a whole.The Advisor expects to obtain exposure to the Cash Position by investing in one or more money market mutual funds (“Underlying Money Market Funds”) advised by DWS Investment Management Americas, Inc. (“DIMA”), an affiliate of the Advisor, including Institutional Class shares of DWS ESG Liquidity Fund (“ESGXX”), as well as US government securities. ESGXX is an institutional money market fund that seeks to provide a high level of current income consistent with liquidity and the preservation of capital by investing in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in securities that meet DIMA’s sustainability criteria. ESGXX may, at the discretion of portfolio management, invest up to 20% of net assets in investments that do not meet such sustainability criteria. The fund may invest without limit in US treasury securities under adverse market conditions. DIMA’s selection process for ESGXX evaluates securities on the basis of financial information and environmental, social and governance (ESG) criteria and seeks to buy securities that DIMA determines present minimal credit risks. For most issuers, DIMA uses DWS’s proprietary ESG Quality Assessment to determine whether an instrument meets DIMA’s sustainability criteria. This assessment is conducted using a DWS proprietary ESG tool that evaluates ESG scores from multiple third-party data vendorsfrom across a broad range of ESG indicators to arrive at a consensus overall DWS ESG Quality Grade on a scale of A (true leader) to F (true laggard). Issuers with a grade of C or above are deemed to meet DIMA’s sustainability criteria. For sovereign issuers, the ESG Quality Assessment evaluates countries based on traditional ESG indicators, in addition to an assessment of political and civil freedom. For certain asset-backed, municipal and similar securities, an explicit ESG assessment or certification from an outside party may be used to satisfy DIMA’s sustainability criteria. Municipal securities for which there is no independent assessment are evaluated by DIMA by applying positive and negative screens (including nuclear power, coal and other sectors deemed controversial by DIMA) or by a proprietary scoring system which evaluates the purpose of the issue, the potential impact of the issue, and the obligor itself, seeking to identify issues with a positive ESG impact. In considering whether a security presents minimal credit risks, DIMA will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations.At times when the fund is allocated to the High Yield Bond Position, the fund will, indirectly through its investment in the Underlying ETFs, concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2023, a significant percentage of the Underlying Index was comprised of issuers in the consumer cyclical and communicationssectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).Each signal described above could go for long periods without changing but could also change more frequently during periods of high market volatility. As a result, the fund may or may not experience high turnover of its portfolio securities.The Underlying Index is owned by NorthCrest Asset Management (the “Index Provider”). The Index Provider may provide initial seed capital to the fund and thereby become an affiliated person of the fund. The Index Provider has no other relationship with the fund or Advisor. The Underlying Index is calculated and maintained by Solactive. The fund is not sponsored, endorsed, sold or promoted by Solactive.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles,banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	At times when the fund is allocated to the High Yield Bond Position, the fund will, indirectly through its investment in the Underlying ETFs, concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Since the fund commenced operations on February 10, 2022, performance information is not available for a full calendar year.Once available, the fund’s performance information will be accessible on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the fund’s performance information will be accessible on the fund’s website at Xtrackers.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance and by showing how the fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund commenced operations on February 10, 2022, performance information is not available for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Xtrackers.com
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Money Market Fund Price Fluctuates [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the share price of an Underlying Money Market Fund will fluctuate, when the fund sells its shares they may be worth more or less than what the fund originally paid for them.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An Underlying Money Market Fund’s sponsor has no legal obligation to provide financial support to the Underlying Money Market Fund, and you should not expect that the sponsor will provide financial support to the Underlying Money Market Fund at any time.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in an Underlying Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Underlying Funds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the fund invests in one or more Underlying Funds, the risks listed here include those of the Underlying Funds as well as those of the fund itself. Therefore, in these risk descriptions the term “the fund” may refer to the fund itself, one or more Underlying Funds, or both.Underlying funds risk. To the extent the fund invests a substantial portion of its assets in one or more underlying funds, the fund’s performance will be directly related to the performance of an underlying fund. The fund’s investments in other investment companies subject the fund to the risks affecting those investment companies.In addition, the fund indirectly pays a portion of the expenses incurred by an underlying fund, which lowers performance. To the extent that the fund’s allocations favor an underlying fund with higher expenses, the overall cost of investing paid by the fund will be higher.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Fixed Income Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed income securities risk. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer, willingness of broker-dealers and other market participants to make markets in the applicable securities, and general market liquidity (i.e., market risk). Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. There is a risk that a lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase debt instruments included in the Underlying Index.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Market Disruption [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises,natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.Current military conflicts in various geographic regions,including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affect regional and global energy, commodities, financial and other markets and thus could affect the value of the fund's investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency,the fund and its investments may be adversely affected by its lingering effects well into the future.Adverse market conditions or particular market disruptions, such as those caused by current military conflictsand the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS”section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Inflation [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation risk. Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the fund's portfolio, resulting in lower asset values and losses to shareholders. This risk may be elevated compared to historical market conditions because of recent monetary policy measures and the current interest rate environment.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk High Yield Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High yield securities risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,”including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or are unrated, may be deemed speculative and may be more volatile than higher rated securities of similar maturity with respect to the issuer’s continuing ability to meet principal and interest payments. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in the NAV of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities because there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities could experience sudden and sharp volatility, which is generally associated more with investments in stocks.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Interest Rate [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest rate risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund’s debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from fund performance to the extent the fund is exposed to such interest rates and/or volatility. Rising interest rates could cause the value of the fund's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the fund. Increased redemptions from the fund may force the fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Recently, the US Federal Reserve has raised interest rates in response to increased inflation. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk. A sharp rise in interest rates could cause the value of the fund's investments to decline.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Credit [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit risk. The fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of junk bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit ratings may not be an accurate assessment of credit risk.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Prepayment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund’s share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Quantitative Signals [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative signals risk. The performance of the Underlying Index will be significantly affected by the extent to which the signals utilized to determine whether the Underlying Index is invested in the High Yield Bond Position or the Cash Position correctly identify potential drawdowns and periods of positive returns. The methodology upon which the Underlying Index relies is based on certain assumptions made in reliance on historical market data and it may fail to predict future market events or respond in a way that is advantageous for the fund. There can be no assurance that the signals will behave as expected in all market conditions.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Downside Protection Model [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Downside protection model risk. The Advisor cannot offer assurances that the downside protection model employed by the Underlying Index methodology will achieve its intended results, or that downside protection will be provided during periods of adverse market conditions. Investment in a fund that utilizes a downside protection model that seeks to minimize risk only during certain prolonged periods of adverse market conditions may not be appropriate for every investor seeking a particular risk profile.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Trend Lag [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trend lag risk. Once market trends signal that the fund will reallocate, the fund requires five (5) trading days to complete reallocation during which the fund may not be protected from losses in a downward market trend or benefit from an upward market trend. Following an allocation change, the fund is then locked in that position for an additional period of ten (10) trading days during which the fund may be adversely affected if the market trend reverses course and the fund must wait to reallocate accordingly.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Active Trading [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active trading risk. Active securities trading, due to reallocations between the Cash Position and the High Yield Bond Position during periods of high volatility, could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Foreign Investment [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's foreign investments, prevent the fund from realizing the full value of its foreign investments or prevent the fund from selling foreign securities it holds. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency exchange or seize foreign investments. In addition, the fund may be limited in its ability to exercise its legal rights or enforce a counterparty's legal obligations in certain jurisdictions outside of the US. The foreign investments of the fund may also be subject to foreign withholding taxes. Foreign brokerage commissions and other fees are generally higher than those for US investments, and the transactions and custody of foreign assets may involve delays in payment, delivery or recovery of money or investments.Foreign markets can have liquidity risks beyond those typical of US markets. Because foreign exchanges generally are smaller and less liquid than US exchanges, buying and selling foreign investments can be more difficult and costly. Relatively small transactions can sometimes materially affect the price and availability of securities. In certain situations, it may become virtually impossible to sell an investment at a price that approaches portfolio management’s estimate of its value. For the same reason, it may at times be difficult to value the fund’s foreign investments. In addition, because non-US markets may be open on days when the fund does not price its shares, the value of the foreign securities in the fund’s portfolio may change on days when shareholders will not be able to purchase or sell the fund’s shares.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Consumer Cyclical Sector [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer cyclical sector risk. To the extent that the fund invests significantly in the consumer cyclical sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the consumer cyclical sector. Companies engaged in the consumer cyclical sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Communications Sector [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Communications sector risk. To the extent that the fund invests significantly in the communications sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the communications sector. Companies in the communications sector can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence, and large capital expenditures and debt burdens.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Money Market Fund [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money market fund risk. The fund could lose money by investing in the Underlying Money Market Funds. Because the share price of an Underlying Money Market Fund will fluctuate, when the fund sells its shares they may be worth more or less than what the fund originally paid for them. An Underlying Money Market Fund may impose a fee upon the sale of the fund’s shares or may temporarily suspend the fund’s ability to sell shares if an Underlying Money Market Fund’s liquidity falls below required minimums because of market conditions or other factors.An investment in an Underlying Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.An Underlying Money Market Fund’s sponsor has no legal obligation to provide financial support to the Underlying Money Market Fund, and you should not expect that the sponsor will provide financial support to the Underlying Money Market Fund at any time.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk ESG Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG investing risk. The fund expects to obtain exposure to the Cash Position through investments in an Underlying Money Market Fund that selects its securities using certain Environmental, Social and Corporate Governance (ESG) criteria. Investing primarily in investments that meet ESG criteria carries the risk that an Underlying Money Market Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider ESG factors.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Restricted Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted securities/Rule 144A securities risk. The fund may invest in securities offered pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Tax [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax risk. The fund’s exposure to high yield corporate bonds through the Underlying Funds may be less tax efficient than a direct investment in high yield corporate bonds. The fund will not be able to offset its taxable income and gains with losses incurred by an Underlying Fund, because the Underlying Fund is treated as a corporation for US federal income tax purposes. The fund’s sales of shares in an Underlying Fund, including those resulting from changes in the fund’s allocation of assets, could cause the recognition of additional taxable gains. A portion of any such gains may be short-term capital gains, which will be taxable as ordinary dividend income when distributed to the fund’s shareholders. Further, certain losses recognized on sales of shares in an Underlying Fund may be deferred under the wash sale rules. Any loss realized by the fund on a disposition of shares in an Underlying Fund held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the fund of net long-term capital gain with respect to the Underlying Fund’s shares (including any amounts credited to the fund as undistributed capital gains). Short-term capital gains earned by an Underlying Fund will be treated as ordinary dividends when distributed to the fund and therefore may not be offset by any short-term capital losses incurred by the fund. The fund’s short-term capital losses might instead offset long-term capital gains realized by the fund, which would otherwise be eligible for reduced US federal income tax rates when distributed to individual and certain other non-corporate shareholders.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Liquidity [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market. In addition, the Underlying Money Market Funds may temporarily suspend the Fund's ability to sell shares if an Underlying Money Market Fund's liquidity falls below required minimums because of market conditions or other factors.Although the fund primarily seeks to redeem shares of the fund on an in kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests, to rebalance in accordance with the Underlying Index or to satisfy other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in a rising interest rate environment, in a heightened market risk environment or in other circumstances where redemptions from the fund or rebalancing of the fund’s assets may be higher than normal.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Pricing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Issuer Specific [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-specific risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Passive Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Index Related [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the Calculation Agent. There is no assurance that the Calculation Agent will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, neither the Index Provider or the Calculation Agent provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the Calculation Agent’s errors will generally be borne by the fund and its shareholders.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Tracking Error [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant”(“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. Moreover,the use of a representative sampling investment approach (i.e., investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index) may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Market Price [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. In addition, the securities held by the fund may be traded in markets that close at a different time than the exchange on which the fund’s shares trade. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the shares’ NAV is likely to widen. Further, secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Operational And Technology [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Authorized Participant Concentration [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).
Xtrackers Risk Managed USD High Yield Strategy ETF | Risk Securities Lending [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. Delayed settlement may limit the ability of the fund to reinvest the proceeds of a sale of securities or prevent the fund from selling securities at times that may be appropriate to track the Underlying Index. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.
Xtrackers Risk Managed USD High Yield Strategy ETF | Xtrackers Risk Managed USD High Yield Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	205
10 Years	rr_ExpenseExampleYear10	$ 521

[1]	“Acquired Fund Fees and Expenses” reflect the fund’s pro rata share of the fees and expenses incurred by investing primarily in Xtrackers USD High Yield Corporate Bond ETF and any other exchange-traded funds (“ETFs”) advised by DBX Advisors LLC (“DBX”) or money market mutual funds advised by DWS Investment Management Americas, Inc., an affiliate of DBX (each, an “Underlying Fund,” and collectively, the “Underlying Funds”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the fund. Acquired Fund Fees and Expenses are not used to calculate the fund’s net asset value (“NAV”) per share.